Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$45,146,279.53	0.2766316	$33,811,050.16	0.2071756	$11,335,229.37
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$117,176,279.53	0.0787353	$105,841,050.16	0.0711187	$11,335,229.37

Weighted Avg. Coupon (WAC)	4.23%		4.25%
Weighted Avg. Remaining Maturity (WARM)	19.17		18.33
Pool Receivables Balance	$148,875,230.33		$137,419,619.37
Remaining Number of Receivables	24,621		23,852

Adjusted Pool Balance	$147,830,023.88		$136,494,794.52

III. COLLECTIONS

Principal:
Principal Collections	$11,284,734.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$160,243.15
Total Principal Collections	$11,444,978.11

Interest:
Interest Collections	$513,037.01
Late Fees & Other Charges	$40,416.63
Interest on Repurchase Principal	$-
Total Interest Collections	$553,453.64

Collection Account Interest	$1,916.30
Reserve Account Interest	$612.24
Servicer Advances	$-

Total Collections	$12,000,960.29

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$12,000,960.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,000,960.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$124,062.69	$-	$124,062.69	$124,062.69
Collection Account Interest					$1,916.30
Late Fees & Other Charges					$40,416.63
Total due to Servicer					$166,395.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$28,216.42		$28,216.42

Total Class A interest:		$28,216.42		$28,216.42	$28,216.42

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$11,730,512.00

7. Regular Principal Distribution Amount:					$11,335,229.37

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$11,335,229.37
Class A Notes Total:	$11,335,229.37	$11,335,229.37
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$11,335,229.37	$11,335,229.37

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			395,282.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,045,206.45
Beginning Period Amount	$1,045,206.45
Current Period Amortization	$120,381.59
Ending Period Required Amount	$924,824.85
Ending Period Amount	$924,824.85
Next Distribution Date Amount	$812,820.23

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	20.74%	22.46%	22.46%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.54%	23,265	96.57%	$132,706,242.70
30 - 60 Days	1.97%	470	2.73%	$3,751,961.00
61 - 90 Days	0.43%	103	0.62%	$848,901.99
91-120 Days	0.06%	14	0.08%	$112,513.68
121 + Days	0.00%	0	0.00%	$-
Total		23,852		$137,419,619.37

Delinquent Receivables 30+ Days Past Due
Current Period	2.46%	587	3.43%	$4,713,376.67
1st Preceding Collection Period	2.26%	556	3.20%	$4,766,340.06
2nd Preceding Collection Period	2.28%	589	3.14%	$5,077,445.31
3rd Preceding Collection Period	2.09%	568	2.94%	$5,146,164.09
Four-Month Average	2.27%		3.18%

Repossession in Current Period		12		$101,813.90
Repossession Inventory		40		$90,993.00

Current Charge-Offs
Gross Principal of Charge-Offs				$170,876.00
Recoveries				$(160,243.15)
Net Loss				$10,632.85

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.09%

Average Pool Balance for Current Period				$143,147,424.85

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.09%
1st Preceding Collection Period				-0.82%
2nd Preceding Collection Period				0.87%
3rd Preceding Collection Period				0.75%
Four-Month Average				0.22%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	18	2,484	$35,416,344.07
Recoveries	17	2,293	$(23,021,019.51)
Net Loss			$12,395,324.56
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	10	2,035	$12,554,646.01
Average Net Loss for Receivables that have experienced a Net Loss			$6,169.36

Principal Balance of Extensions			$672,071.39
Number of Extensions			76

 * Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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